UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08287

Cohen & Steers Real Estate Securities Fund, Inc.

(Exact name of Registrant as specified in charter)

1166 Avenue of the Americas, 30th Floor, New York, New York 10036

(Address of principal executive offices) (Zip code)

Dana A. DeVivo

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 832-3232

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)

Cohen & Steers Real Estate Securities Fund, Inc. semi-annual shareholder report as of June 30, 2026 Class A - CSEIX

This semi-annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$58	1.09%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 13.14% total return in the six months ended June 30, 2026, compared with the FTSE Nareit All Equity REITs Index, which returned 14.90%, and the S&P 500 Index, which returned 10.21%.

Stock selection in the specialty REIT sector helped the Fund's relative performance compared with the FTSE Nareit All Equity REITs Index, led by an overweight in Outfront Media. The billboard and transit display REIT had a sizable gain after reporting strong results in late 2025. An underweight and stock selection in industrial REITs also aided performance. The sector advanced but underperformed, hindered by concerns about trade volumes amid escalating geopolitical risk. An underweight in gaming companies further contributed, as the sector underperformed with a flat return.

An overweight in the telecommunications sector, which consists of cell tower owners, detracted from relative performance. Tower shares were pressured in the period amid mixed earnings outlooks, rising interest rates, and concerns around satellite competition. Stock selection in shopping centers also hindered performance, due primarily to an overweight in Acadia Realty Trust. The New York-based retail landlord had only a modest gain, despite reporting strong first-quarter earnings during the period. An underweight in regional malls further detracted, as the sector had a sizable gain, benefiting from signs of resilient consumer spending.

Top contributors	Top detractors
Specialty	Telecommunications
Industrials	Shopping Center
Gaming	Regional Mall

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class A	Linked Index[1]
S&P 500 Index
Average annual total returns (%)*
(as of June 30, 2026)
	1 Year	5 Years	10 Years
With sales charge[2]	7.92%	3.06%	6.06%
Without sales charge	13.01%	4.02%	6.55%
S&P 500 Index	22.32%	13.41%	15.51%
Linked Index[1]	15.43%	3.71%	5.42%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2026)
Net assets	$9,609,136,810
Number of portfolio holdings (excluding derivatives)	48
Portfolio turnover rate[3]	23%
Portfolio holdings (as of June 30, 2026)

Top ten holdings[4,5]	(%)
Welltower, Inc.	15.4%
Digital Realty Trust, Inc.	8.7%
Crown Castle, Inc.	5.5%
Equinix, Inc.	4.4%
American Tower Corp.	4.2%
Prologis, Inc.	4.1%
Public Storage	3.3%
Rayonier, Inc.	2.7%
Essential Properties Realty Trust, Inc.	2.6%
Iron Mountain, Inc.	2.6%

Sector diversification[4,6]	(%)
Health Care	20.7%
Data Centers	15.7%
Telecommunications	11.1%
Industrials	7.1%
Free Standing	7.0%
Self Storage	6.8%
Shopping Center	4.9%
Office	4.1%
Apartment	3.7%
Other (includes short-term investments)	18.9%

Country diversification[4,6]	(%)
United States	97.9%
Canada	0.7%
Other (includes short-term investments)	1.4%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Linked Index consists of the FTSE Nareit Equity REITs Index through 3/31/2019, and the FTSE Nareit All Equity REITs Index thereafter.
[2]	Reflects a 4.50% front-end sales charge.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Real Estate Securities Fund, Inc. semi-annual shareholder report as of June 30, 2026 Class C - CSCIX

This semi-annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$92	1.74%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 12.74% total return in the six months ended June 30, 2026, compared with the FTSE Nareit All Equity REITs Index, which returned 14.90%, and the S&P 500 Index, which returned 10.21%.

Stock selection in the specialty REIT sector helped the Fund's relative performance compared with the FTSE Nareit All Equity REITs Index, led by an overweight in Outfront Media. The billboard and transit display REIT had a sizable gain after reporting strong results in late 2025. An underweight and stock selection in industrial REITs also aided performance. The sector advanced but underperformed, hindered by concerns about trade volumes amid escalating geopolitical risk. An underweight in gaming companies further contributed, as the sector underperformed with a flat return.

An overweight in the telecommunications sector, which consists of cell tower owners, detracted from relative performance. Tower shares were pressured in the period amid mixed earnings outlooks, rising interest rates, and concerns around satellite competition. Stock selection in shopping centers also hindered performance, due primarily to an overweight in Acadia Realty Trust. The New York-based retail landlord had only a modest gain, despite reporting strong first-quarter earnings during the period. An underweight in regional malls further detracted, as the sector had a sizable gain, benefiting from signs of resilient consumer spending.

Top contributors	Top detractors
Specialty	Telecommunications
Industrials	Shopping Center
Gaming	Regional Mall

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class C	Linked Index[1]
S&P 500 Index
Average annual total returns (%)*
(as of June 30, 2026)
	1 Year	5 Years	10 Years
With sales charge	11.29%[2]	3.33%	5.86%
Without sales charge	12.29%	3.33%	5.86%
S&P 500 Index	22.32%	13.41%	15.51%
Linked Index[1]	15.43%	3.71%	5.42%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2026)
Net assets	$9,609,136,810
Number of portfolio holdings (excluding derivatives)	48
Portfolio turnover rate[3]	23%
Portfolio holdings (as of June 30, 2026)

Top ten holdings[4,5]	(%)
Welltower, Inc.	15.4%
Digital Realty Trust, Inc.	8.7%
Crown Castle, Inc.	5.5%
Equinix, Inc.	4.4%
American Tower Corp.	4.2%
Prologis, Inc.	4.1%
Public Storage	3.3%
Rayonier, Inc.	2.7%
Essential Properties Realty Trust, Inc.	2.6%
Iron Mountain, Inc.	2.6%

Sector diversification[4,6]	(%)
Health Care	20.7%
Data Centers	15.7%
Telecommunications	11.1%
Industrials	7.1%
Free Standing	7.0%
Self Storage	6.8%
Shopping Center	4.9%
Office	4.1%
Apartment	3.7%
Other (includes short-term investments)	18.9%

Country diversification[4,6]	(%)
United States	97.9%
Canada	0.7%
Other (includes short-term investments)	1.4%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Linked Index consists of the FTSE Nareit Equity REITs Index through 3/31/2019, and the FTSE Nareit All Equity REITs Index thereafter.
[2]	Reflects a contingent deferred sales charge of 1.00%.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Real Estate Securities Fund, Inc. semi-annual shareholder report as of June 30, 2026 Class F - CREFX

This semi-annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class F	$39	0.74%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 13.28% total return in the six months ended June 30, 2026, compared with the FTSE Nareit All Equity REITs Index, which returned 14.90%, and the S&P 500 Index, which returned 10.21%.

Stock selection in the specialty REIT sector helped the Fund's relative performance compared with the FTSE Nareit All Equity REITs Index, led by an overweight in Outfront Media. The billboard and transit display REIT had a sizable gain after reporting strong results in late 2025. An underweight and stock selection in industrial REITs also aided performance. The sector advanced but underperformed, hindered by concerns about trade volumes amid escalating geopolitical risk. An underweight in gaming companies further contributed, as the sector underperformed with a flat return.

An overweight in the telecommunications sector, which consists of cell tower owners, detracted from relative performance. Tower shares were pressured in the period amid mixed earnings outlooks, rising interest rates, and concerns around satellite competition. Stock selection in shopping centers also hindered performance, due primarily to an overweight in Acadia Realty Trust. The New York-based retail landlord had only a modest gain, despite reporting strong first-quarter earnings during the period. An underweight in regional malls further detracted, as the sector had a sizable gain, benefiting from signs of resilient consumer spending.

Top contributors	Top detractors
Specialty	Telecommunications
Industrials	Shopping Center
Gaming	Regional Mall

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class F	Linked Index[1]
S&P 500 Index
Average annual total returns (%)*
(as of June 30, 2026)
	1 Year	5 Years	Since inception (4/3/17)
Class F2	13.41%	4.37%	7.64%
S&P 500 Index	22.32%	13.41%	15.22%
Linked Index[1]	15.43%	3.71%	6.22%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2026)
Net assets	$9,609,136,810
Number of portfolio holdings (excluding derivatives)	48
Portfolio turnover rate[3]	23%
Portfolio holdings (as of June 30, 2026)

Top ten holdings[4,5]	(%)
Welltower, Inc.	15.4%
Digital Realty Trust, Inc.	8.7%
Crown Castle, Inc.	5.5%
Equinix, Inc.	4.4%
American Tower Corp.	4.2%
Prologis, Inc.	4.1%
Public Storage	3.3%
Rayonier, Inc.	2.7%
Essential Properties Realty Trust, Inc.	2.6%
Iron Mountain, Inc.	2.6%

Sector diversification[4,6]	(%)
Health Care	20.7%
Data Centers	15.7%
Telecommunications	11.1%
Industrials	7.1%
Free Standing	7.0%
Self Storage	6.8%
Shopping Center	4.9%
Office	4.1%
Apartment	3.7%
Other (includes short-term investments)	18.9%

Country diversification[4,6]	(%)
United States	97.9%
Canada	0.7%
Other (includes short-term investments)	1.4%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Linked Index consists of the FTSE Nareit Equity REITs Index through 3/31/2019, and the FTSE Nareit All Equity REITs Index thereafter.
[2]	This share class does not impose a sales charge.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Real Estate Securities Fund, Inc. semi-annual shareholder report as of June 30, 2026 Class I - CSDIX

This semi-annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$44	0.84%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 13.29% total return in the six months ended June 30, 2026, compared with the FTSE Nareit All Equity REITs Index, which returned 14.90%, and the S&P 500 Index, which returned 10.21%.

Stock selection in the specialty REIT sector helped the Fund's relative performance compared with the FTSE Nareit All Equity REITs Index, led by an overweight in Outfront Media. The billboard and transit display REIT had a sizable gain after reporting strong results in late 2025. An underweight and stock selection in industrial REITs also aided performance. The sector advanced but underperformed, hindered by concerns about trade volumes amid escalating geopolitical risk. An underweight in gaming companies further contributed, as the sector underperformed with a flat return.

An overweight in the telecommunications sector, which consists of cell tower owners, detracted from relative performance. Tower shares were pressured in the period amid mixed earnings outlooks, rising interest rates, and concerns around satellite competition. Stock selection in shopping centers also hindered performance, due primarily to an overweight in Acadia Realty Trust. The New York-based retail landlord had only a modest gain, despite reporting strong first-quarter earnings during the period. An underweight in regional malls further detracted, as the sector had a sizable gain, benefiting from signs of resilient consumer spending.

Top contributors	Top detractors
Specialty	Telecommunications
Industrials	Shopping Center
Gaming	Regional Mall

Growth of a $100,000 investment*

The chart below shows the performance of a hypothetical $100,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class I	Linked Index[1]
S&P 500 Index
Average annual total returns (%)*
(as of June 30, 2026)
	1 Year	5 Years	10 Years
Class I2	13.31%	4.28%	6.83%
S&P 500 Index	22.32%	13.41%	15.51%
Linked Index[1]	15.43%	3.71%	5.42%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2026)
Net assets	$9,609,136,810
Number of portfolio holdings (excluding derivatives)	48
Portfolio turnover rate[3]	23%
Portfolio holdings (as of June 30, 2026)

Top ten holdings[4,5]	(%)
Welltower, Inc.	15.4%
Digital Realty Trust, Inc.	8.7%
Crown Castle, Inc.	5.5%
Equinix, Inc.	4.4%
American Tower Corp.	4.2%
Prologis, Inc.	4.1%
Public Storage	3.3%
Rayonier, Inc.	2.7%
Essential Properties Realty Trust, Inc.	2.6%
Iron Mountain, Inc.	2.6%

Sector diversification[4,6]	(%)
Health Care	20.7%
Data Centers	15.7%
Telecommunications	11.1%
Industrials	7.1%
Free Standing	7.0%
Self Storage	6.8%
Shopping Center	4.9%
Office	4.1%
Apartment	3.7%
Other (includes short-term investments)	18.9%

Country diversification[4,6]	(%)
United States	97.9%
Canada	0.7%
Other (includes short-term investments)	1.4%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Linked Index consists of the FTSE Nareit Equity REITs Index through 3/31/2019, and the FTSE Nareit All Equity REITs Index thereafter.
[2]	This share class does not impose a sales charge.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Real Estate Securities Fund, Inc. semi-annual shareholder report as of June 30, 2026 Class R - CIRRX

This semi-annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R	$66	1.24%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 13.05% total return in the six months ended June 30, 2026, compared with the FTSE Nareit All Equity REITs Index, which returned 14.90%, and the S&P 500 Index, which returned 10.21%.

Stock selection in the specialty REIT sector helped the Fund's relative performance compared with the FTSE Nareit All Equity REITs Index, led by an overweight in Outfront Media. The billboard and transit display REIT had a sizable gain after reporting strong results in late 2025. An underweight and stock selection in industrial REITs also aided performance. The sector advanced but underperformed, hindered by concerns about trade volumes amid escalating geopolitical risk. An underweight in gaming companies further contributed, as the sector underperformed with a flat return.

An overweight in the telecommunications sector, which consists of cell tower owners, detracted from relative performance. Tower shares were pressured in the period amid mixed earnings outlooks, rising interest rates, and concerns around satellite competition. Stock selection in shopping centers also hindered performance, due primarily to an overweight in Acadia Realty Trust. The New York-based retail landlord had only a modest gain, despite reporting strong first-quarter earnings during the period. An underweight in regional malls further detracted, as the sector had a sizable gain, benefiting from signs of resilient consumer spending.

Top contributors	Top detractors
Specialty	Telecommunications
Industrials	Shopping Center
Gaming	Regional Mall

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class R	Linked Index[1]
S&P 500 Index
Average annual total returns (%)*
(as of June 30, 2026)
	1 Year	5 Years	10 Years
Class R2	12.90%	3.87%	6.39%
S&P 500 Index	22.32%	13.41%	15.51%
Linked Index[1]	15.43%	3.71%	5.42%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2026)
Net assets	$9,609,136,810
Number of portfolio holdings (excluding derivatives)	48
Portfolio turnover rate[3]	23%
Portfolio holdings (as of June 30, 2026)

Top ten holdings[4,5]	(%)
Welltower, Inc.	15.4%
Digital Realty Trust, Inc.	8.7%
Crown Castle, Inc.	5.5%
Equinix, Inc.	4.4%
American Tower Corp.	4.2%
Prologis, Inc.	4.1%
Public Storage	3.3%
Rayonier, Inc.	2.7%
Essential Properties Realty Trust, Inc.	2.6%
Iron Mountain, Inc.	2.6%

Sector diversification[4,6]	(%)
Health Care	20.7%
Data Centers	15.7%
Telecommunications	11.1%
Industrials	7.1%
Free Standing	7.0%
Self Storage	6.8%
Shopping Center	4.9%
Office	4.1%
Apartment	3.7%
Other (includes short-term investments)	18.9%

Country diversification[4,6]	(%)
United States	97.9%
Canada	0.7%
Other (includes short-term investments)	1.4%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Linked Index consists of the FTSE Nareit Equity REITs Index through 3/31/2019, and the FTSE Nareit All Equity REITs Index thereafter.
[2]	This share class does not impose a sales charge.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

Cohen & Steers Real Estate Securities Fund, Inc. semi-annual shareholder report as of June 30, 2026 Class Z - CSZIX

This semi-annual shareholder report contains important information about Cohen & Steers Real Estate Securities Fund, Inc. (Fund) for the period January 1, 2026 to June 30, 2026. You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$39	0.74%
How did the Fund perform during the last six months and what affected its performance?

The share class had a 13.33% total return in the six months ended June 30, 2026, compared with the FTSE Nareit All Equity REITs Index, which returned 14.90%, and the S&P 500 Index, which returned 10.21%.

Stock selection in the specialty REIT sector helped the Fund's relative performance compared with the FTSE Nareit All Equity REITs Index, led by an overweight in Outfront Media. The billboard and transit display REIT had a sizable gain after reporting strong results in late 2025. An underweight and stock selection in industrial REITs also aided performance. The sector advanced but underperformed, hindered by concerns about trade volumes amid escalating geopolitical risk. An underweight in gaming companies further contributed, as the sector underperformed with a flat return.

An overweight in the telecommunications sector, which consists of cell tower owners, detracted from relative performance. Tower shares were pressured in the period amid mixed earnings outlooks, rising interest rates, and concerns around satellite competition. Stock selection in shopping centers also hindered performance, due primarily to an overweight in Acadia Realty Trust. The New York-based retail landlord had only a modest gain, despite reporting strong first-quarter earnings during the period. An underweight in regional malls further detracted, as the sector had a sizable gain, benefiting from signs of resilient consumer spending.

Top contributors	Top detractors
Specialty	Telecommunications
Industrials	Shopping Center
Gaming	Regional Mall

Growth of a $10,000 investment*

The chart below shows the performance of a hypothetical $10,000 investment in the share class noted over the period reflected, as compared to the performance of the Fund's benchmarks, and assumes the maximum sales charge, if applicable, and the reinvestment of dividends and distributions at net asset value.

Class Z	Linked Index[1]
S&P 500 Index
Average annual total returns (%)*
(as of June 30, 2026)
	1 Year	5 Years	10 Years
Class Z2	13.47%	4.38%	6.92%
S&P 500 Index	22.32%	13.41%	15.51%
Linked Index[1]	15.43%	3.71%	5.42%

* Data quoted represents past performance, which is no guarantee of future results. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Unless otherwise noted, index performance does not reflect the deductions of any fees, taxes or expenses.

Key fund statistics (as of June 30, 2026)
Net assets	$9,609,136,810
Number of portfolio holdings (excluding derivatives)	48
Portfolio turnover rate[3]	23%
Portfolio holdings (as of June 30, 2026)

Top ten holdings[4,5]	(%)
Welltower, Inc.	15.4%
Digital Realty Trust, Inc.	8.7%
Crown Castle, Inc.	5.5%
Equinix, Inc.	4.4%
American Tower Corp.	4.2%
Prologis, Inc.	4.1%
Public Storage	3.3%
Rayonier, Inc.	2.7%
Essential Properties Realty Trust, Inc.	2.6%
Iron Mountain, Inc.	2.6%

Sector diversification[4,6]	(%)
Health Care	20.7%
Data Centers	15.7%
Telecommunications	11.1%
Industrials	7.1%
Free Standing	7.0%
Self Storage	6.8%
Shopping Center	4.9%
Office	4.1%
Apartment	3.7%
Other (includes short-term investments)	18.9%

Country diversification[4,6]	(%)
United States	97.9%
Canada	0.7%
Other (includes short-term investments)	1.4%

Additional information is available on the Fund's website address included at the beginning of this report, including the Fund's prospectus, financial information, holdings and proxy voting information.

[1]	The Linked Index consists of the FTSE Nareit Equity REITs Index through 3/31/2019, and the FTSE Nareit All Equity REITs Index thereafter.
[2]	This share class does not impose a sales charge.
[3]	Not annualized.
[4]	Based on net assets.
[5]	Determined on the basis of the value of individual securities held, excluding short-term investments and derivative instruments, if any.
[6]	Excludes derivative instruments, if any.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included in Item 7 below.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Cohen & Steers Real Estate Securities Fund, Inc.

We would like to share with you our report for the six months ended June 30, 2026. The total returns for the Cohen & Steers Real Estate Securities Fund, Inc. (the Fund) and its comparative benchmarks were:

Six Months Ended June 30, 2026
Cohen & Steers Real Estate Securities Fund:
Class A	13.14%
Class C	12.74%
Class F	13.28%
Class I	13.29%
Class R	13.05%
Class Z	13.33%
S&P 500 Index(a)	10.21%
FTSE Nareit All Equity REITs Index(a)	14.90%

The performance data quoted represent past performance. Past performance is no guarantee of future results. The investment return and the principal value of an investment will fluctuate and shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current total returns of the Fund can be obtained by visiting our website at cohenandsteers.com. All share class returns assume the reinvestment of all dividends and distributions at net asset value (NAV). Performance quoted does not reflect the deduction of the maximum 4.50% initial sales charge on Class A shares or the 1.00% maximum contingent deferred sales charge on Class C shares. The 1.00% maximum contingent deferred sales charge on Class C shares applies if redemption occurs on or before the one year anniversary date of their purchase. If such charges were included, returns would have been lower. Index performance does not reflect the deduction of any fees, taxes or expenses. An investor cannot invest directly in an index. Performance figures for periods shorter than one year are not annualized.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s net investment company taxable income and net realized gains. Distributions in excess of the Fund’s net investment company taxable income and net realized gains are a return of capital distributed from the Fund’s assets.

(a)

The S&P 500 Index is an unmanaged index of 500 large-capitalization stocks that is frequently used as a general measure of U.S. stock market performance. The FTSE Nareit All Equity REITs Index contains all tax-qualified REITs with more than 50% of total assets in qualifying real estate assets other than mortgages secured by real property that also meet minimum size and liquidity criteria.

Cohen & Steers Real Estate Securities Fund, Inc.

SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

		Shares	Value
COMMON STOCK—REAL ESTATE	98.2%
APARTMENT	3.7%
Essex Property Trust, Inc.		728,807	$212,512,833
GO Residential Real Estate Investment Trust(a)(b)		5,274,667	50,478,563
UDR, Inc.		2,226,764	88,892,419

			351,883,815

DATA CENTERS	15.8%
Digital Realty Trust, Inc.		4,667,539	838,196,653
Equinix, Inc.(c)		409,512	426,871,214
Iron Mountain, Inc.		1,969,515	248,769,440

			1,513,837,307

FREE STANDING	7.0%
Agree Realty Corp.		1,473,829	111,627,809
Essential Properties Realty Trust, Inc.		8,361,160	249,580,626
NETSTREIT Corp.(b)		9,389,654	198,403,389
NNN REIT, Inc.		2,473,848	115,108,147

			674,719,971

GAMING	0.3%
Gaming & Leisure Properties, Inc.		656,611	29,238,888

HEALTH CARE	20.7%
CareTrust REIT, Inc.		3,090,086	124,684,970
Healthcare Realty Trust, Inc., Class A		7,804,854	157,423,905
Omega Healthcare Investors, Inc.		2,440,881	116,381,206
PACS Group, Inc.(d)		2,659,979	113,421,505
Welltower, Inc.		6,511,672	1,477,954,194

			1,989,865,780

HOTEL	3.6%
Boyd Gaming Corp.		1,115,642	98,544,658
DiamondRock Hospitality Co.		7,413,604	90,297,697
Host Hotels & Resorts, Inc.		6,685,184	158,505,712

			347,348,067

See accompanying notes to financial statements.

Cohen & Steers Real Estate Securities Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2026 (Unaudited)

		Shares	Value
INDUSTRIALS	7.1%
Dream Industrial Real Estate Investment Trust (Canada)		4,381,060	$43,215,956
EastGroup Properties, Inc.		1,106,387	224,076,559
Lineage, Inc.(e)		512,050	22,146,160
Prologis, Inc.		2,913,490	394,690,490

			684,129,165

MANUFACTURED HOME	3.4%
Equity LifeStyle Properties, Inc.		1,725,584	111,213,889
Sun Communities, Inc.		1,774,332	212,760,150

			323,974,039

OFFICE	3.8%
BXP, Inc.		3,683,143	244,229,212
Highwoods Properties, Inc.		1,059,759	31,962,332
Hudson Pacific Properties, Inc.(d)		1,136,891	17,269,374
SL Green Realty Corp.		1,286,079	66,580,310

			360,041,228

REGIONAL MALL	2.2%
Simon Property Group, Inc.		964,384	215,684,482

SELF STORAGE	6.8%
CubeSmart		2,388,848	95,004,485
Extra Space Storage, Inc.		1,180,427	171,516,043
National Storage Affiliates Trust		1,577,082	70,132,837
Public Storage		993,862	316,356,213

			653,009,578

SHOPPING CENTER	4.9%
Acadia Realty Trust(b)		9,068,840	189,629,444
Kimco Realty Corp.		2,107,986	53,437,445
Kite Realty Group Trust		7,150,439	202,929,459
RioCan Real Estate Investment Trust (Canada)		1,510,425	24,164,670

			470,161,018

SINGLE FAMILY HOMES	2.2%
Invitation Homes, Inc.		7,143,217	215,796,585

See accompanying notes to financial statements.

Cohen & Steers Real Estate Securities Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2026 (Unaudited)

		Shares	Value
SPECIALTY	2.9%
Blackstone Digital Infrastructure Trust, Inc.(d)		2,449,800	$52,989,174
Outfront Media, Inc.		6,995,577	229,175,102

			282,164,276

TELECOMMUNICATIONS	11.1%
American Tower Corp.(c)		2,485,054	406,480,283
Crown Castle, Inc.		6,955,220	526,718,811
SBA Communications Corp., Class A		763,107	134,657,861

			1,067,856,955

TIMBERLAND	2.7%
Rayonier, Inc.		12,279,667	261,311,314

TOTAL COMMON STOCK
(Identified cost—$7,294,911,560)			9,441,022,468

WARRANTS—REAL ESTATE—OFFICE	0.3%
Hudson Pacific Properties, Inc., exercise price $0.07(d)(f)		1,998,183	30,212,527

TOTAL WARRANTS (Identified cost—$31,051,761)			30,212,527

SHORT-TERM INVESTMENTS	1.3%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 3.58%(g)		113,041,790	113,041,790
State Street Institutional U.S. Government Money Market Fund, Premier Class, 3.58%(g)		10,464,000	10,464,000

TOTAL SHORT-TERM INVESTMENTS
(Identified cost—$123,505,790)			123,505,790

TOTAL INVESTMENTS IN SECURITIES
(Identified cost—$7,449,469,111)	99.8%		9,594,740,785
WRITTEN OPTION CONTRACTS
(Premiums received—$3,689,787)	(0.0)		(3,034,450)
OTHER ASSETS IN EXCESS OF LIABILITIES	0.2		17,430,475

NET ASSETS	100.0%		$9,609,136,810

See accompanying notes to financial statements.

Cohen & Steers Real Estate Securities Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2026 (Unaudited)

Exchange-Traded Option Contracts

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount(h)	Premiums Received	Value
Call—Equinix, Inc.	$1,100.00	7/17/26	(222)	$(23,141,058)	$(533,372)	$(138,809)
Call—Extra Space Storage, Inc.	150.00	7/17/26	(1,677)	(24,366,810)	(198,854)	(239,702)
Call—Iron Mountain, Inc.	135.00	7/17/26	(1,975)	(24,946,225)	(540,137)	(161,765)
Call—BXP, Inc.	67.50	8/21/26	(3,194)	(21,179,414)	(592,944)	(909,951)
Call—Outfront Media, Inc.	34.00	8/21/26	(6,324)	(20,717,424)	(619,151)	(697,302)
Put—Extra Space Storage, Inc.	130.00	7/17/26	(1,677)	(24,366,810)	(383,324)	(46,867)
Put—Gaming & Leisure Properties, Inc.	42.50	7/17/26	(2,449)	(10,905,397)	(46,940)	(39,768)
Put—SBA Communications Corp.	175.00	7/17/26	(1,217)	(21,475,182)	(241,510)	(515,949)
Put—SL Green Realty Corp.	45.00	7/17/26	(3,890)	(20,138,530)	(305,661)	(116,261)
Put—Simon Property Group, Inc.	190.00	9/18/26	(1,125)	(25,160,625)	(227,894)	(168,076)

			(23,750)	$(216,397,475)	$(3,689,787)	$(3,034,450)

Glossary of Portfolio Abbreviations

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Cohen & Steers Real Estate Securities Fund, Inc.

SCHEDULE OF INVESTMENTS—(Continued)

June 30, 2026 (Unaudited)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock	$9,441,022,468	$—	$—	$9,441,022,468
Warrants	—	30,212,527	—	30,212,527
Short-Term Investments	—	123,505,790	—	123,505,790

Total Investments in Securities	$9,441,022,468	$153,718,317	$—	$9,594,740,785

Written Option Contracts	$—	$(3,034,450)	$—	$(3,034,450)

Total Derivative Liabilities	$—	$(3,034,450)	$—	$(3,034,450)

Note: Percentages indicated are based on the net assets of the Fund.

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $50,478,563 which represents 0.5% of the net assets of the Fund, of which 0.5% are illiquid.

(b)	Affiliated issuer in which the Fund owns 5% or more of the outstanding voting shares.
(c)	All or a portion of the security is pledged in connection with exchange-traded written option contracts. $150,534,772 in aggregate has been pledged as collateral.
(d)	Non–income producing security.
(e)	Restricted security. Aggregate holdings equal 0.2% of the net assets of the Fund. This security was acquired on August 3, 2020 and September 22, 2021, at an aggregate cost of $32,522,915.
(f)	These warrants do not have a stated expiration date.
(g)	Rate quoted represents the annualized seven–day yield.
(h)	Represents the number of contracts multiplied by notional contract size multiplied by the underlying price.

See accompanying notes to financial statements.

Cohen & Steers Real Estate Securities Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2026 (Unaudited)

ASSETS:
Investments in securities of unaffiliated issuers, at value (Identified cost—$7,011,583,105)	$9,156,229,389
Investments in securities of affiliated issuers, at value (Identified cost—$437,886,006)	438,511,396
Cash	1,217,499
Foreign currency, at value (Identified cost—$2,104,847)	2,081,391
Receivable for:
Dividends and interest	31,925,956
Fund shares sold	20,406,268
Investment securities sold	9,893,917
Other assets	76,785

Total Assets	9,660,342,601

LIABILITIES:
Written option contracts, at value (Premiums received—$3,689,787)	3,034,450
Payable for:
Fund shares redeemed	27,832,383
Investment securities purchased	8,046,512
Investment advisory fees	5,184,806
Dividends and distributions declared	4,964,147
Shareholder servicing fees	1,309,550
Administration fees	311,478
Distribution fees	149,466
Other liabilities	372,999

Total Liabilities	51,205,791

NET ASSETS	$9,609,136,810

NET ASSETS consist of:
Paid-in capital	$7,634,825,867
Total distributable earnings/(accumulated loss)	1,974,310,943

$9,609,136,810

See accompanying notes to financial statements.

Cohen & Steers Real Estate Securities Fund, Inc.

STATEMENT OF ASSETS AND LIABILITIES—(Continued)

June 30, 2026 (Unaudited)

CLASS A SHARES:
NET ASSETS	$651,627,920
Shares issued and outstanding ($0.001 par value common stock outstanding)	36,279,457

Net asset value and redemption price per share	$17.96

Maximum offering price per share ($17.96 ÷ 0.955)(a)	$18.81

CLASS C SHARES:
NET ASSETS	$11,563,787
Shares issued and outstanding ($0.001 par value common stock outstanding)	746,341

Net asset value and offering price per share(b)	$15.49

CLASS F SHARES:
NET ASSETS	$677,604,041
Shares issued and outstanding ($0.001 par value common stock outstanding)	34,919,276

Net asset value, offering and redemption price per share	$19.40

CLASS I SHARES:
NET ASSETS	$6,603,286,389
Shares issued and outstanding ($0.001 par value common stock outstanding)	340,381,996

Net asset value, offering and redemption price per share	$19.40

CLASS R SHARES:
NET ASSETS	$18,707,886
Shares issued and outstanding ($0.001 par value common stock outstanding)	968,450

Net asset value, offering and redemption price per share	$19.32

CLASS Z SHARES:
NET ASSETS	$1,646,346,787
Shares issued and outstanding ($0.001 par value common stock outstanding)	84,834,666

Net asset value, offering and redemption price per share	$19.41

(a)	On investments of $100,000 or more, the offering price is reduced.
(b)	Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge of 1.00% on shares held for less than one year.

See accompanying notes to financial statements.

Cohen & Steers Real Estate Securities Fund, Inc.

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2026 (Unaudited)

Investment Income:
Dividends from:
Unaffiliated issuers (net of $254,599 of foreign withholding tax)	$124,637,309
Affiliated issuers (net of $262,009 of foreign withholding tax)	7,592,686

Total Investment Income	132,229,995

Expenses:
Investment advisory fees	29,937,687
Distribution fees—Class A	793,552
Distribution fees—Class C	47,630
Distribution fees—Class R	45,777
Shareholder servicing fees—Class A	317,420
Shareholder servicing fees—Class C	15,877
Shareholder servicing fees—Class I	3,013,325
Administration fees	2,006,556
Transfer agent fees and expenses	452,169
Shareholder reporting expenses	342,986
Directors’ fees and expenses	195,931
Registration and filing fees	127,052
Professional fees	56,850
Custodian fees and expenses	41,438
Miscellaneous	78,458

Total Expenses	37,472,708

Net Investment Income (Loss)	94,757,287

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in securities of unaffiliated issuers	(57,420,851)
Investments in securities of affiliated issuers	(5,151,775)
Written option contracts	3,647,161
Foreign currency transactions	(52,531)

Net realized gain (loss)	(58,977,996)

Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers	1,066,738,752
Investments in securities of affiliated issuers	12,328,255
Written option contracts	298,527
Foreign currency translations	(27,950)

Net change in unrealized appreciation (depreciation)	1,079,337,584

Net Realized and Unrealized Gain (Loss)	1,020,359,588

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,115,116,875

See accompanying notes to financial statements.

Cohen & Steers Real Estate Securities Fund, Inc.

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	For the Six Months Ended June 30, 2026	For the Year Ended December 31, 2025
Change in Net Assets:
From Operations:
Net investment income (loss)	$94,757,287	$170,536,689
Net realized gain (loss)	(58,977,996)	244,800,615
Net change in unrealized appreciation (depreciation)	1,079,337,584	(82,404,060)

Net increase (decrease) in net assets resulting from operations	1,115,116,875	332,933,244

Distributions to Shareholders:
Class A	(8,476,283)	(24,185,095)
Class C	(144,946)	(629,193)
Class F	(9,258,258)	(23,154,716)
Class I	(85,564,539)	(198,333,709)
Class R	(211,652)	(590,257)
Class Z	(22,402,257)	(53,018,459)

Total distributions	(126,057,935)	(299,911,429)

Capital Stock Transactions:
Increase (decrease) in net assets from Fund share transactions	290,053,238	635,185,723

Total increase (decrease) in net assets	1,279,112,178	668,207,538
Net Assets:
Beginning of period	8,330,024,632	7,661,817,094

End of period	$9,609,136,810	$8,330,024,632

See accompanying notes to financial statements.

Cohen & Steers Real Estate Securities Fund, Inc.

FINANCIAL HIGHLIGHTS (Unaudited)

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. They should be read in conjunction with the financial statements and notes thereto.

	Class A
	For the Six Months Ended June 30, 2026		For the Year Ended December 31,
Per Share Operating Data:			2025	2024	2023	2022	2021
Net asset value, beginning of period	$16.09		$16.05	$15.48	$14.16	$20.70	$ 15.34

Income (loss) from investment operations:

Net investment income (loss)(a)	0.15		0.29	0.26	0.29	0.22	0.07
Net realized and unrealized gain (loss)	1.95		0.36	0.75	1.48	(5.63)	6.23

Total from investment operations	2.10		0.65	1.01	1.77	(5.41)	6.30

Less dividends and distributions to shareholders from:

Net investment income	(0.23)		(0.33)	(0.31)	(0.32)	(0.25)	(0.10)
Net realized gain	—		(0.28)	—	—	(0.88)	(0.84)
Tax return of capital	—		—	(0.13)	(0.13)	—	—

Total dividends and distributions to shareholders	(0.23)		(0.61)	(0.44)	(0.45)	(1.13)	(0.94)

Net increase (decrease) in net asset value	1.87		0.04	0.57	1.32	(6.54)	5.36

Net asset value, end of period	$17.96		$16.09	$16.05	$15.48	$14.16	$ 20.70

Total return(b)(c)	13.14	%(d)	4.00%	6.48%	12.78%	-26.49%	41.68%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$651.6		$624.0	$673.8	$760.1	$836.0	$1,018.5

Ratios to average daily net assets:

Expenses	1.09	%(e)	1.10%	1.10%	1.10%	1.10%	1.10%

Net investment income (loss)	1.76	%(e)	1.75%	1.62%	1.99%	1.33%	0.39%

Portfolio turnover rate	23	%(d)	27%	35%	41%	34%	55%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Does not reflect sales charges, which would reduce return.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Cohen & Steers Real Estate Securities Fund, Inc.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class C
	For the Six Months Ended June 30, 2026		For the Year Ended December 31,
Per Share Operating Data:			2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.91		$13.94	$13.51	$12.40	$18.31	$13.66

Income (loss) from investment operations:

Net investment income (loss)(a)	0.06		0.11	0.10	0.15	0.07	(0.07)
Net realized and unrealized gain (loss)	1.70		0.37	0.67	1.33	(4.95)	5.56

Total from investment operations	1.76		0.48	0.77	1.48	(4.88)	5.49

Less dividends and distributions to shareholders from:

Net investment income	(0.18)		(0.23)	(0.21)	(0.24)	(0.15)	—
Net realized gain	—		(0.28)	—	—	(0.88)	(0.84)
Tax return of capital	—		—	(0.13)	(0.13)	—	—

Total dividends and distributions to shareholders	(0.18)		(0.51)	(0.34)	(0.37)	(1.03)	(0.84)

Net increase (decrease) in net asset value	1.58		(0.03)	0.43	1.11	(5.91)	4.65

Net asset value, end of period	$15.49		$13.91	$13.94	$13.51	$12.40	$18.31

Total return(b)(c)	12.74	%(d)	3.39%	5.70%	12.17%	-27.00%	40.71%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$ 11.6		$ 13.8	$ 28.3	$ 49.3	$ 66.3	$117.2

Ratios to average daily net assets:

Expenses	1.74	%(e)	1.75%	1.75%	1.75%	1.75%	1.75%

Net investment income (loss)	0.88	%(e)	0.80%	0.73%	1.15%	0.44%	(0.46)%

Portfolio turnover rate	23	%(d)	27%	35%	41%	34%	55%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Does not reflect sales charges, which would reduce return.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

Cohen & Steers Real Estate Securities Fund, Inc.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class F
	For the Six Months Ended June 30, 2026		For the Year Ended December 31,
Per Share Operating Data:			2025	2024	2023	2022	2021
Net asset value, beginning of period	$17.37		$17.27	$16.63	$15.16	$22.07	$16.30

Income (loss) from investment operations:

Net investment income (loss)(a)	0.20		0.38	0.36	0.37	0.33	0.16
Net realized and unrealized gain (loss)	2.09		0.38	0.77	1.60	(6.06)	6.62

Total from investment operations	2.29		0.76	1.13	1.97	(5.73)	6.78

Less dividends and distributions to shareholders from:

Net investment income	(0.26)		(0.38)	(0.36)	(0.37)	(0.30)	(0.17)
Net realized gain	—		(0.28)	—	—	(0.88)	(0.84)
Tax return of capital	—		—	(0.13)	(0.13)	—	—

Total dividends and distributions to shareholders	(0.26)		(0.66)	(0.49)	(0.50)	(1.18)	(1.01)

Net increase (decrease) in net asset value	2.03		0.10	0.64	1.47	(6.91)	5.77

Net asset value, end of period	$19.40		$17.37	$17.27	$16.63	$15.16	$22.07

Total return(b)	13.28	%(c)	4.41%	6.79%	13.30%	-26.28%	42.19%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$677.6		$619.8	$598.6	$545.8	$618.5	$541.8

Ratios to average daily net assets:

Expenses	0.74	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%

Net investment income (loss)	2.19	%(d)	2.18%	2.12%	2.39%	1.86%	0.82%

Portfolio turnover rate	23	%(c)	27%	35%	41%	34%	55%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Cohen & Steers Real Estate Securities Fund, Inc.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class I
	For the Six Months Ended June 30, 2026		For the Year Ended December 31,
Per Share Operating Data:			2025	2024	2023	2022	2021
Net asset value, beginning of period	$17.36		$17.26	$16.62	$15.16	$22.07	$16.30

Income (loss) from investment operations:

Net investment income (loss)(a)	0.20		0.38	0.34	0.37	0.30	0.14
Net realized and unrealized gain (loss)	2.10		0.37	0.78	1.58	(6.04)	6.62

Total from investment operations	2.30		0.75	1.12	1.95	(5.74)	6.76

Less dividends and distributions to shareholders from:

Net investment income	(0.26)		(0.37)	(0.35)	(0.36)	(0.29)	(0.15)
Net realized gain	—		(0.28)	—	—	(0.88)	(0.84)
Tax return of capital	—		—	(0.13)	(0.13)	—	—

Total dividends and distributions to shareholders	(0.26)		(0.65)	(0.48)	(0.49)	(1.17)	(0.99)

Net increase (decrease) in net asset value	2.04		0.10	0.64	1.46	(6.91)	5.77

Net asset value, end of period	$19.40		$17.36	$17.26	$16.62	$15.16	$22.07

Total return(b)	13.29	%(c)	4.31%	6.71%	13.15%	-26.34%	42.07%

Ratios/Supplemental Data:

Net assets, end of period (in billions)	$ 6.6		$ 5.6	$ 5.0	$ 4.7	$ 4.3	$ 5.8

Ratios to average daily net assets:

Expenses	0.84	%(d)	0.83%	0.84%	0.84%	0.84%	0.84%

Net investment income (loss)	2.12	%(d)	2.13%	2.01%	2.36%	1.64%	0.73%

Portfolio turnover rate	23	%(c)	27%	35%	41%	34%	55%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Cohen & Steers Real Estate Securities Fund, Inc.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class R
	For the Six Months Ended June 30, 2026		For the Year Ended December 31,
Per Share Operating Data:			2025	2024	2023	2022	2021
Net asset value, beginning of period	$17.29		$17.19	$16.55	$15.10	$21.98	$16.24

Income (loss) from investment operations:

Net investment income (loss)(a)	0.15		0.29	0.26	0.30	0.22	0.07
Net realized and unrealized gain (loss)	2.10		0.38	0.79	1.57	(6.01)	6.58

Total from investment operations	2.25		0.67	1.05	1.87	(5.79)	6.65

Less dividends and distributions to shareholders from:

Net investment income	(0.22)		(0.29)	(0.28)	(0.29)	(0.21)	(0.07)
Net realized gain	—		(0.28)	—	—	(0.88)	(0.84)
Tax return of capital	—		—	(0.13)	(0.13)	—	—

Total dividends and distributions to shareholders	(0.22)		(0.57)	(0.41)	(0.42)	(1.09)	(0.91)

Net increase (decrease) in net asset value	2.03		0.10	0.64	1.45	(6.88)	5.74

Net asset value, end of period	$19.32		$17.29	$17.19	$16.55	$15.10	$21.98

Total return(b)	13.05	%(c)	3.90%	6.30%	12.66%	-26.63%	41.48%

Ratios/Supplemental Data:

Net assets, end of period (in millions)	$ 18.7		$ 18.1	$ 18.3	$ 22.2	$ 20.2	$ 30.3

Ratios to average daily net assets:

Expenses	1.24	%(d)	1.25%	1.25%	1.25%	1.25%	1.25%

Net investment income (loss)	1.65	%(d)	1.67%	1.52%	1.94%	1.21%	0.34%

Portfolio turnover rate	23	%(c)	27%	35%	41%	34%	55%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Cohen & Steers Real Estate Securities Fund, Inc.

FINANCIAL HIGHLIGHTS (Unaudited)—(Continued)

	Class Z
	For the Six Months Ended June 30, 2026		For the Year Ended December 31,
Per Share Operating Data:			2025	2024	2023	2022	2021
Net asset value, beginning of period	$17.37		$17.27	$16.63	$15.17	$22.07	$16.30

Income (loss) from investment operations:

Net investment income (loss)(a)	0.20		0.39	0.36	0.38	0.32	0.16
Net realized and unrealized gain (loss)	2.10		0.37	0.77	1.58	(6.04)	6.62

Total from investment operations	2.30		0.76	1.13	1.96	(5.72)	6.78

Less dividends and distributions to shareholders from:

Net investment income	(0.26)		(0.38)	(0.36)	(0.37)	(0.30)	(0.17)
Net realized gain	—		(0.28)	—	—	(0.88)	(0.84)
Tax return of capital	—		—	(0.13)	(0.13)	—	—

Total dividends and distributions to shareholders	(0.26)		(0.66)	(0.49)	(0.50)	(1.18)	(1.01)

Net increase (decrease) in net asset value	2.04		0.10	0.64	1.46	(6.90)	5.77

Net asset value, end of period	$19.41		$17.37	$17.27	$16.63	$15.17	$22.07

Total return(b)	13.33	%(c)	4.41%	6.79%	13.23%	-26.23%	42.19%

Ratios/Supplemental Data:

Net assets, end of period (in billions)	$ 1.6		$ 1.4	$ 1.3	$ 1.3	$ 1.1	$ 1.4

Ratios to average daily net assets:

Expenses	0.74	%(d)	0.75%	0.75%	0.75%	0.75%	0.75%

Net investment income (loss)	2.20	%(d)	2.22%	2.09%	2.45%	1.75%	0.84%

Portfolio turnover rate	23	%(c)	27%	35%	41%	34%	55%

(a)	Calculation based on average shares outstanding.
(b)	Return assumes the reinvestment of all dividends and distributions at net asset value.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

Cohen & Steers Real Estate Securities Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Organization and Significant Accounting Policies

Cohen & Steers Real Estate Securities Fund, Inc. (the Fund) was incorporated under the laws of the State of Maryland on July 3, 1997 and is registered under the Investment Company Act of 1940 (the 1940 Act) as a non-diversified, open-end management investment company. The Fund’s investment objective is total return through investment in real estate securities. The authorized shares of the Fund are divided into six classes designated Class A, C, F, I, R and Z shares. Each of the Fund’s shares has equal dividend, liquidation and voting rights (except for matters relating to distribution and shareholder servicing of such shares).

Effective at the close of business on November 8, 2019 (the Closing Date), the Fund was closed to new investors subject to certain exceptions outlined in the Fund’s prospectus. Existing shareholders of the Fund may continue to add to their positions following the Closing Date. Please see the Fund’s prospectus for additional information.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (ASC) Topic 946—Investment Companies. The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date, when supported by sufficient trading volume, or otherwise based upon prices provided by a third-party pricing service.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Cohen & Steers Real Estate Securities Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 2 or 3 in the hierarchy, depending on the relative significance of the valuation inputs. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar

Cohen & Steers Real Estate Securities Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The levels associated with valuing the Fund’s investments as of June 30, 2026 are disclosed in the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Expense Allocations: Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Distributions from REITs are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

Cohen & Steers Real Estate Securities Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars based upon prevailing exchange rates on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign currency transaction gains or losses arise from sales of foreign currencies, (excluding gains and losses on forward foreign currency exchange contracts, which are presented separately, if any,) currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates. Pursuant to U.S. federal income tax regulations, certain foreign currency gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears

Cohen & Steers Real Estate Securities Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

Dividends and Distributions to Shareholders: Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, unless offset by any available capital loss carryforward, are typically distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the NAV per share at the close of business on the payable date, unless the shareholder has elected to have them paid in cash.

Dividends from net investment income are subject to recharacterization for tax purposes. Based upon the results of operations for the six months ended June 30, 2026, the investment advisor considers it likely that a portion of the dividends will be reclassified to distributions from tax return of capital upon the final determination of the Fund’s taxable income after the Fund’s fiscal year end.

Income Taxes: It is the policy of the Fund to continue to qualify as a regulated investment company (RIC), if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs, and by distributing substantially all of its taxable earnings to its shareholders. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis. Accordingly, no provision for federal income or excise tax is necessary. Dividend and interest income from holdings in non-U.S. securities are recorded net of non-U.S. taxes paid. Security and foreign currency transactions and any gains realized by the Fund on the sale of securities in certain non-U.S. markets are subject to non-U.S. taxes. The Fund records a liability based on any unrealized gains on securities held in these markets in order to estimate the potential non-U.S. taxes due upon the sale of these securities. Management has analyzed the Fund’s tax positions taken on federal and applicable state income tax returns as well as its tax positions in non-U.S. jurisdictions in which it trades for all open tax years and has concluded that as of June 30, 2026, no additional provisions for income tax are required in the Fund’s financial statements. The Fund’s tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Note 2. Investment Advisory Fees, Administration Fees and Other Transactions with Affiliates

Investment Advisory Fees: Cohen & Steers Capital Management, Inc. serves as the Fund’s investment advisor pursuant to an investment advisory agreement (the investment advisory agreement). Under the terms of the investment advisory agreement, the investment advisor provides the Fund with day-to-day investment decisions and generally manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the supervision of the Board of Directors.

Cohen & Steers Real Estate Securities Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

For the services provided to the Fund, the investment advisor receives a fee, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of the Fund up to and including $1.5 billion and 0.65% of the average daily net assets above $1.5 billion.

Administration Fees: The Fund has entered into an administration agreement with the investment advisor under which the investment advisor performs certain administrative functions for the Fund and receives a fee, accrued daily and paid monthly, at the annual rate of 0.04% of the average daily net assets of the Fund. For the six months ended June 30, 2026, the Fund incurred $1,796,545 in fees under this administration agreement. Additionally, the Fund pays State Street Bank and Trust Company as co-administrator under a fund accounting and administration agreement.

Distribution Fees: Shares of the Fund are distributed by Cohen & Steers Securities, LLC (the distributor), an affiliated entity of the investment advisor. The Fund has adopted an amended distribution and service plan (the plan) pursuant to Rule 12b-1 under the 1940 Act, which allows the Fund to pay distribution fees for the sale and distribution of its shares. The plan provides that the Fund will pay the distributor a fee, accrued daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares, up to 0.75% of the average daily net assets attributable to Class C shares and up to 0.50% of the average daily net assets attributable to Class R shares. In addition, with respect to Class R shares, such amounts may also be used to pay for services to Fund shareholders or services related to the maintenance of shareholder accounts.

There is a maximum initial sales charge of 4.50% for Class A shares. There is a maximum contingent deferred sales charge (CDSC) of 1.00% on purchases of $1 million or more of Class A shares, which applies if redemption occurs within one year from purchase. There is a maximum CDSC of 1.00% on Class C shares, which applies if redemption occurs within one year from purchase. For the six months ended June 30, 2026, the Fund has been advised that the distributor received $757, which represents a portion of the sales commissions paid by shareholders from the sale of Class A shares, and $10 and $33 of CDSC relating to redemptions of Class A and Class C shares, respectively. The distributor has advised the Fund that proceeds from the CDSC on these classes are used by the distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of these classes, including payments to dealers and other financial intermediaries for selling these classes. The payment of a CDSC may result in the distributor receiving amounts greater or less than the upfront commission paid by the distributor to the financial intermediary.

Shareholder Servicing Fees: For shareholder services, the Fund pays the distributor or its affiliates a fee, accrued daily, at an annual rate of up to 0.10% of the average daily net assets of the Fund’s Class A and Class I shares and up to 0.25% of the average daily net assets of the Fund’s Class C shares. The distributor is responsible for paying qualified financial institutions for shareholder services.

Cohen & Steers Real Estate Securities Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Directors’ and Officers’ Fees: Certain directors and officers of the Fund are also directors, officers and/or employees of the investment advisor. The Fund does not pay compensation to interested directors and officers, except for the Chief Compliance Officer who received compensation from the investment advisor, which was reimbursed by the Fund, in the amount of $27,447 for the six months ended June 30, 2026.

Other Transactions with Affiliates: The 1940 Act defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers owned by the Fund that are deemed to be “affiliated companies,” as well as transactions that occurred in the securities of such issuers during the six months ended June 30, 2026:

	Common Stock— Real Estate— Acadia Realty Trust	Common Stock— Real Estate— GO Residential Real Estate Investment Trust	Common Stock— Real Estate— NETSTREIT Corp.
Beginning Value as of December 31, 2025	$181,193,672	$64,524,964	$42,163,534
Purchases at Cost	50,091,190	—	139,524,531
Proceeds from Sales	(43,940,611)	(2,222,364)	—
Net Realized Gain (Loss)	(3,910,999)	(1,240,776)	—
Change in Unrealized Appreciation (Depreciation)	6,196,192	(10,583,261)	16,715,324

Ending Value as of June 30, 2026	$189,629,444	$50,478,563	$198,403,389

Shares as of June 30, 2026	9,068,840	5,274,667	9,389,654

Dividend Income	$2,786,543	$1,484,718	$3,321,425

Note 3. Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2026, totaled $2,342,356,936 and $2,044,605,608, respectively.

Note 4. Derivative Investments

The following tables present the value of derivatives held at June 30, 2026 and the effect of derivatives held during the six months ended June 30, 2026, if any, along with the respective location in the financial statements.

Cohen & Steers Real Estate Securities Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Statement of Assets and Liabilities

	Assets		Liabilities
Derivatives	Location	Fair Value	Location	Fair Value
Equity Risk:
Written Option Contracts—Exchange-Traded(a)	—	$—	Written option contracts, at value	$3,034,450

(a)	Not subject to a master netting agreement or another similar arrangement.

Statement of Operations

Derivatives	Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Equity Risk:
Written Option Contracts	Net Realized and Unrealized Gain (Loss)	$3,647,161	$298,527

The following summarizes the monthly average volume of the Fund’s option contracts activity for the six months ended June 30, 2026:

Written Option Contracts
Average Notional Amount(a)(b)	$138,851,282

(a)	Average notional amount represents the average for all months in which the Fund had option contracts outstanding at month-end. For the period, this represents six months for written option contracts.
(b)	Notional amount is calculated using the number of contracts multiplied by notional contract size multiplied by the underlying price.

Note 5. Income Tax Information

As of June 30, 2026, the federal tax cost and net unrealized appreciation (depreciation) in value of investments held were as follows:

Cost of investments in securities for federal income tax purposes	$7,449,469,111

Gross unrealized appreciation on investments	$2,565,162,450
Gross unrealized depreciation on investments	(419,235,439)

Net unrealized appreciation (depreciation) on investments	$2,145,927,011

Cohen & Steers Real Estate Securities Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 6. Capital Stock

The Fund is authorized to issue one billion shares of capital stock, at a par value of $0.001 per share, classified in six classes as follows: 100 million of Class A capital stock, 50 million of Class C capital stock, 100 million of Class F capital stock, 550 million of Class I capital stock, 50 million of Class R capital stock and 150 million of Class Z capital stock. The Board of Directors of the Fund may increase or decrease the aggregate number of shares of common stock that the Fund has authority to issue. With the exception of Class C shares held through certain intermediaries, Class C shares will automatically convert into Class A shares on a monthly basis approximately eight years after the original date of purchase. Transactions in Fund shares were as follows:

	For the Six Months Ended June 30, 2026		For the Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class A:
Sold	1,955,808	$ 33,880,596	6,621,597	$ 108,094,126
Issued as reinvestment of dividends and distributions	447,714	7,713,751	1,342,670	21,974,289
Redeemed	(4,902,444)	(83,946,551)	(11,174,939)	(183,055,062)

Net increase (decrease)	(2,498,922)	$(42,352,204)	(3,210,672)	$ (52,986,647)

Class C:
Sold	4,005	$ 59,457	14,820	$ 210,671
Issued as reinvestment of dividends and distributions	9,306	138,134	42,125	597,427
Redeemed	(261,676)	(3,926,351)	(1,093,795)	(15,503,649)

Net increase (decrease)	(248,365)	$ (3,728,760)	(1,036,850)	$ (14,695,551)

Class F:
Sold	1,936,441	$ 36,277,287	8,751,732	$ 153,322,060
Issued as reinvestment of dividends and distributions	368,205	6,849,118	1,002,371	17,679,843
Redeemed	(3,078,635)	(57,745,438)	(8,726,464)	(154,195,445)

Net increase (decrease)	(773,989)	$(14,619,033)	1,027,639	$ 16,806,458

Class I:
Sold	44,473,939	$838,382,585	68,948,702	$1,213,196,132
Issued as reinvestment of dividends and distributions	4,366,102	81,313,251	10,604,051	186,982,440
Redeemed	(31,343,534)	(591,141,867)	(48,514,202)	(852,176,978)

Net increase (decrease)	17,496,507	$328,553,969	31,038,551	$ 548,001,594

Cohen & Steers Real Estate Securities Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

	For the Six Months Ended June 30, 2026		For the Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Class R:
Sold	106,613	$1,999,019	325,288	$5,700,837
Issued as reinvestment of dividends and distributions	11,415	211,406	33,625	590,257
Redeemed	(194,187)	(3,598,170)	(376,537)	(6,608,781)

Net increase (decrease)	(76,159)	$(1,387,745)	(17,624)	$(317,687)

Class Z:
Sold	12,577,775	$234,112,732	25,330,972	$445,666,726
Issued as reinvestment of dividends and distributions	1,098,956	20,448,484	2,756,298	48,610,048
Redeemed	(12,248,994)	(230,974,205)	(20,207,074)	(355,899,218)

Net increase (decrease)	1,427,737	$23,587,011	7,880,196	$138,377,556

Note 7. Other Risks

Common Stock Risk: While common stocks have historically generated higher average returns than fixed-income securities over the long-term, common stocks have also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. The value of common stocks and other equity securities will fluctuate in response to developments concerning the company, political and regulatory circumstances, the stock market, and the economy. In the short term, stock prices can fluctuate dramatically in response to these developments. Different parts of the market and different types of equity securities can react differently to these developments. For example, stocks of large companies can react differently than stocks of smaller companies, and value stocks (stocks of companies that are undervalued by various measures and have potential for long-term capital appreciation), can react differently from growth stocks (stocks of companies with attractive cash flow returns on invested capital and earnings that are expected to grow). These developments can affect a single company, all companies within the same industry, economic sector or geographic region, or the stock market as a whole.

Real Estate Market Risk: Since the Fund concentrates its assets in companies engaged in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Risks of investing in real estate securities include falling property values due to increasing vacancies, declining rents resulting from economic, legal, tax, political or technological developments, lack of liquidity, limited diversification, and sensitivity to certain economic factors such as interest-rate changes and market recessions. Real estate company

Cohen & Steers Real Estate Securities Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination and rising construction costs. The risks of investing in REITs are similar to those associated with direct investments in real estate securities.

REIT Risk: In addition to the risks of securities linked to the real estate industry, REITs are subject to certain other risks related to their structure and focus. REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. By investing in REITs through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. In addition, REITs could possibly fail to (i) qualify for pass-through of income under applicable tax law, or (ii) maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

Small- and Medium-Sized Companies Risk: Companies in the real estate industry tend to be small- to medium-sized companies in relation to the equity markets as a whole. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller companies also may have fewer lines of business so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company. Further, smaller company stocks may perform differently in different cycles than larger company stocks. Accordingly, real estate company shares can, and at times will, perform differently than large company stocks.

Non-Diversification Risk: As a “non-diversified” investment company, the Fund can invest in fewer individual companies than a diversified investment company. As a result, the Fund is more susceptible to any single political, regulatory or economic occurrence and to the financial condition of individual issuers in which it invests. The Fund’s relative lack of diversity may subject investors to greater risk of loss than a fund that has a diversified portfolio.

Options Risk: Gains on options transactions depend on the investment advisor’s ability to predict correctly the direction of stock prices, indexes, interest rates, and other economic factors, and unanticipated changes may cause poorer overall performance for the Fund than if it had not engaged in such transactions. A rise in the value of the security or index underlying a call option written by the Fund exposes the Fund to possible loss or loss of opportunity to realize appreciation in the value of any portfolio securities underlying or otherwise related to the call option. By writing a put option, the Fund assumes the risk of a decline in the underlying security or index. There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position, and for certain options not traded on an exchange no market usually exists. Trading could be interrupted, for example, because of supply and demand imbalances arising from a lack of either buyers or sellers, or an options exchange could suspend trading after the price has risen or fallen more than the maximum specified by the exchange.

Cohen & Steers Real Estate Securities Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Although the Fund may be able to offset to some extent any adverse effects of being unable to liquidate an option position, that Fund may experience losses in some cases as a result of such inability, may not be able to close its position and, in such an event would be unable to control its losses.

Market Disruption and Geopolitical Risk: Geopolitical and market events (including armed conflicts, terrorism, natural disasters, public health emergencies, trade disputes, tariffs, sanctions, and political or economic instability) can cause significant volatility in global markets and may adversely affect the Fund’s investments. Disruptions to supply chains, sharp movements in commodity prices, and changes in investor sentiment or credit conditions may negatively impact issuers, sectors, or entire regions, even those not directly involved in the originating event.

Recent examples include the ongoing conflicts in Ukraine and the Middle East and increasing political polarization around issues such as trade policy, monetary policy and the U.S. debt ceiling. The rapid development and regulation of artificial intelligence technologies may also introduce uncertainty. The scope, severity, and duration of these risks are difficult to predict, but they could materially reduce the value of the Fund’s investments.

Regulatory Risk: Legal and regulatory developments may adversely affect the Fund. The regulatory environment for the Fund is evolving, and changes in the regulation of investment funds and other financial institutions or products (such as banking or insurance products), and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. The U.S. government has proposed and adopted multiple regulations that could have a long-lasting impact on the Fund and on the fund industry in general. These regulations or any laws and regulations that may be adopted in the future may restrict the Fund’s ability to engage in transactions or raise additional capital and/or increase overall expenses of the Fund.

Additional legislative or regulatory actions may alter or impair certain market participants’ ability to utilize certain investment strategies and techniques.

The Fund and the instruments in which it invests may be subject to new or additional regulatory constraints in the future. These regulations and actions may adversely affect both the Fund and the instruments in which the Fund invests and its ability to execute its investment strategy. For example, climate change regulation (such as decarbonization legislation, other mandatory controls to reduce emissions of greenhouse gases, or related disclosure requirements) could significantly affect the Fund or its investments by, among other things, increasing compliance costs or underlying companies’ operating costs and capital expenditures. Similarly, regulatory developments in other countries may have an unpredictable and adverse impact on the Fund.

Cybersecurity Risk: With the increased use of technologies such as the Internet and artificial intelligence, including machine learning technology and generative artificial intelligence such as ChatGPT, and the dependence on computer systems to perform necessary business functions, the

Cohen & Steers Real Estate Securities Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Fund and its service providers (including the investment advisor), and their own service providers, may be susceptible to operational and information security risks resulting from cyber-attacks and/or other technological malfunctions. In general, cyber-attacks are deliberate, but unintentional events may have similar effects. Cyber-attacks include, among others, stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website or company system, misappropriating or releasing confidential information without authorization (including personal data), gaining unauthorized access to digital systems for purposes of misappropriating assets and causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service. New ways to carry out cyber-attacks continue to develop. There may be an increased risk of cyber-attacks during periods of geopolitical or military conflict, and geopolitical tensions may increase the scale and sophistication of deliberate cyber security attacks, particularly those from nation-states or from entities with nation-state backing. Successful cyber-attacks against, or security breakdowns of, the Fund, the investment advisor, or a custodian, transfer agent, or other affiliated or third-party service provider may adversely affect the Fund or its shareholders.

Each of the Fund and the investment advisor may have limited ability to detect, prevent or mitigate cyber-attacks or security or technology breakdowns affecting the Fund’s third-party service providers. While the Fund has established business continuity plans and systems designed to detect, prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.

Shareholder Concentration Risk: The Fund may have one or more large shareholders or a group of shareholders investing in Fund shares indirectly through an account, platform or program sponsored by a financial institution. In addition, a large number of shareholders collectively may purchase or redeem Fund shares in large amounts rapidly or unexpectedly (collectively, such transactions are referred to as “large shareholder transactions”). Investment and asset allocation decisions by such financial institutions regarding the account, platform or program through which multiple shareholders invest may result in subscription and redemption decisions that have a significant impact on the assets, expenses and trading activities of the Fund. Such a decision may cause the Fund to sell assets (or invest cash) at disadvantageous times or prices, increase or accelerate taxable income and/or gains or transaction costs and may negatively affect the Fund’s NAV, performance, or ability to satisfy redemptions in a timely manner. The effects of taxable income and/or gains resulting from large shareholder transactions would particularly impact non-redeeming shareholders who do not hold their Fund shares in an IRA, 401(k) plan or other tax-advantaged plan. The Fund may hold a relatively large proportion of its assets in cash in anticipation of large redemptions, diluting its investment returns. A number of circumstances may cause a Fund to experience large redemptions, such as changes in investors’ circumstances; changes in the eligibility criteria for a Fund or share class of the Fund; liquidations, reorganizations, repositionings, or other announced Fund events; or changes in investment objectives, strategies, policies, risks, or investment personnel.

This is not a complete list of the risks of investing in the Fund. For additional information concerning the risks of investing in the Fund, please consult the Fund’s prospectus.

Cohen & Steers Real Estate Securities Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)—(Continued)

Note 8. Operating Segments

An operating segment is defined in ASC Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The executive committee of the Fund’s investment advisor and the Fund’s chief executive officer and chief financial officer act as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s total returns, expense ratios, subscriptions and redemptions, which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements.

Note 9. Other

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 10. Subsequent Events

Management has evaluated events and transactions occurring after June 30, 2026 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

Cohen & Steers Real Estate Securities Fund, Inc.

(The following pages are unaudited)

OTHER INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling (800) 330-7348, (ii) on our website at cohenandsteers.com or (iii) on the U.S. Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. In addition, the Fund’s proxy voting record for the most recent 12-month period ended June 30 is available by August 31 of each year (i) without charge, upon request, by calling (800) 330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Disclosures of the Fund’s complete holdings are required to be made monthly on Form N-PORT, with every third month made available to the public by the SEC 60 days after the end of the Fund’s fiscal quarter. The Fund’s Form N-PORT is available (i) without charge, upon request, by calling (800) 330-7348 or (ii) on the SEC’s website at http://www.sec.gov.

Please note that distributions paid by the Fund to shareholders are subject to recharacterization for tax purposes and are taxable up to the amount of the Fund’s net investment company taxable income and net realized gains. Distributions in excess of the Fund’s net investment company taxable income and net realized gains are a return of capital distributed from the Fund’s assets. To the extent this occurs, the Fund’s shareholders of record will be notified of the estimated amount of capital returned to shareholders for each such distribution and this information will also be available at cohenandsteers.com. The final tax treatment of all distributions is reported to shareholders on their 1099-DIV forms, which are mailed after the close of each calendar year. Distributions of capital decrease the Fund’s total assets and, therefore, could have the effect of increasing the Fund’s expense ratio. In addition, in order to make these distributions, the Fund may have to sell portfolio securities at a less than opportune time.

Change to the Fund’s Chief Compliance Officer

On June 16, 2026, the Board of Directors approved the appointment of Nargis Hilal as the Chief Compliance Officer (CCO) of the Fund effective July 3, 2026. Ms. Hilal previously served as the Fund’s Deputy CCO.

Change to the Fiscal Year End of the Fund

On June 16, 2026, the Board of Directors approved a change to the fiscal year end for the Fund from December 31 to October 31, effective October 1, 2026.

Cohen & Steers Real Estate Securities Fund, Inc.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the Fund (the Board), including a majority of the Directors who are not parties to the Fund’s investment advisory agreement (the Advisory Agreement), or interested persons of any such party (the Independent Directors), has the responsibility under the Investment Company Act of 1940 to approve the Fund’s Advisory Agreement for its initial two year term and its continuation annually thereafter at a meeting of the Board called for the purpose of voting on the approval or continuation. The Advisory Agreement was discussed at a meeting of the Independent Directors, in their capacity as the Contract Review Committee, held on June 2, 2026, and at a meeting of the full Board held on June 16, 2026. The Independent Directors, in their capacity as the Contract Review Committee, also discussed the Advisory Agreement in executive sessions on June 2, 15 and 16, 2026. At the meeting of the full Board on June 16, 2026, the Advisory Agreement was unanimously continued for a term ending June 30, 2027, by the Board, including the Independent Directors. The Independent Directors were represented by independent counsel who assisted them in their deliberations during the meetings and executive sessions.

In considering whether to continue the Advisory Agreement, the Board reviewed materials provided by an independent data provider, which included, among other items, fee, expense and performance information compared to peer funds (the Peer Funds and, collectively with the Fund, the Peer Group) and performance comparisons to a larger category universe; summary information prepared by the Fund’s investment advisor (the Investment Advisor); and a memorandum from counsel to the Independent Directors outlining the legal duties of the Board. The Board also spoke directly with a representative of the independent data provider and met with investment advisory personnel. In addition, the Board considered information provided from time to time by the Investment Advisor throughout the year at meetings of the Board, including presentations by portfolio managers relating to the investment performance of the Fund and the investment strategies used in pursuing the Fund’s objective. The Board also considered information provided by the Investment Advisor in response to a request for information submitted by counsel to the Independent Directors, on behalf of the Independent Directors, as well as information provided by the Investment Advisor in response to a supplemental request. In particular, the Board considered the following:

(i) The nature, extent and quality of services to be provided by the Investment Advisor: The Board reviewed the services that the Investment Advisor provides to the Fund, including, but not limited to, making the day-to-day investment decisions for the Fund, placing orders for the investment and reinvestment of the Fund’s assets, furnishing information to the Board regarding the Fund’s portfolio, providing individuals to serve as Fund officers, and generally managing the Fund’s investments in accordance with the stated policies of the Fund. The Board also discussed with officers and portfolio managers of the Fund the types of transactions conducted on behalf of the Fund. Additionally, the Board took into account the services provided by the Investment Advisor to its other funds and accounts, including those that have investment objectives and strategies similar to those of the Fund. The Board also considered the education, background and experience of the Investment Advisor’s personnel, particularly noting the potential benefit that the portfolio managers’ work experience and favorable reputation can have on the Fund. The Board further noted the Investment Advisor’s ability to attract qualified and experienced personnel. The Board also considered the administrative services provided by the Investment Advisor, including

Cohen & Steers Real Estate Securities Fund, Inc.

compliance and accounting services. After consideration of the above factors, among others, the Board concluded that the nature, extent and quality of services provided by the Investment Advisor are satisfactory and appropriate.

(ii) Investment performance of the Fund and the Investment Advisor: The Board considered the investment performance of the Fund compared to Peer Funds and compared to its benchmark. The Board noted that the Fund outperformed the Peer Group medians for the one-, three-, five- and ten-year periods ended March 31, 2026, ranking 2 out of 8 peers, 1 out of 8 peers, 1 out of 8 peers and 1 out of 8 peers, respectively. The Board also noted that the Fund outperformed its linked benchmark for the one-, three-, five- and ten-year periods ended March 31, 2026. The Board engaged in discussions with the Investment Advisor regarding the contributors to and detractors from the Fund’s performance. The Board also considered supplemental information provided by the Investment Advisor, including a narrative summary of various factors affecting performance and the Investment Advisor’s performance in managing similarly managed funds and accounts. The Board determined that Fund performance, in light of all the considerations noted above, supported the continuation of the Advisory Agreement.

(iii) Cost of the services to be provided and profits to be realized by the Investment Advisor from the relationship with the Fund: The Board considered the contractual and actual management fees paid by the Fund as well as the Fund’s total expense ratio. As part of its analysis, the Board considered the fee and expense analyses provided by the independent data provider. The Board noted that the Fund’s actual management fee and total expense ratio were lower than the Peer Group medians, ranking 4 out of 8 peers for each. The Board noted that the Fund has a breakpoint of 0.10% on assets under management over $1.5 billion and is currently benefiting from the breakpoint. In light of the considerations above, the Board concluded that the Fund’s current expense structure was satisfactory.

The Board also reviewed information regarding the profitability to the Investment Advisor of its relationship with the Fund. The Board considered the level of the Investment Advisor’s profits and whether the profits were reasonable for the Investment Advisor. The Board took into consideration other benefits to be derived by the Investment Advisor in connection with the Advisory Agreement, noting particularly the research and related services, within the meaning of Section 28(e) of the Securities Exchange Act of 1934, that the Investment Advisor receives by allocating the Fund’s brokerage transactions. The Board further considered that the Investment Advisor continues to reinvest profits back in the business, including upgrading and/or implementing new trading, compliance and accounting systems, and by adding investment personnel to the portfolio management teams. The Board also considered the administrative services provided by the Investment Advisor and the associated administration fee paid to the Investment Advisor for such services under the Administration Agreement. The Board determined that the services received under the Administration Agreement are beneficial to the Fund. The Board concluded that the profits realized by the Investment Advisor from its relationship with the Fund were reasonable and consistent with the Investment Advisor’s fiduciary duties.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether fee levels would reflect such economies of scale: The Board noted that the Fund is currently benefitting from a breakpoint of 0.10% on assets under management over $1.5 billion. In light of the

Cohen & Steers Real Estate Securities Fund, Inc.

considerations above, the Board determined that economies of scale are being shared and will continue to be shared with shareholders, concluding that the Fund’s expense structure was satisfactory. In considering economies of scale, the Board also noted, as discussed above in (iii), that the Investment Advisor continues to reinvest profits back in the business.

(v) Comparison of services to be rendered and fees to be paid to those under other investment advisory contracts, such as contracts of the same and other investment advisors or other clients: As discussed above in (iii), the Board compared the fees paid under the Advisory Agreement to those under other investment advisory contracts of other investment advisors managing Peer Funds. The Board also compared the services rendered and fees paid under the Advisory Agreement to fees paid, including the ranges of such fees, under the Investment Advisor’s other fund advisory agreements and advisory contracts with institutional and other clients with similar investment mandates, noting that the Investment Advisor provides more services to the Fund than it does to institutional or subadvised accounts. The Board also considered the entrepreneurial risk and financial exposure assumed by the Investment Advisor in developing and managing the Fund that the Investment Advisor does not have with institutional and other clients and other differences in the management of registered investment companies and institutional accounts. The Board determined that on a comparative basis the fees under the Advisory Agreement were reasonable in relation to the services provided.

No single factor was cited as determinative to the decision of the Board, and each Director may have assigned different weights to the various factors. Rather, after weighing all of the considerations and conclusions discussed above, the Board, including the Independent Directors, unanimously approved the continuation of the Advisory Agreement.

Cohen & Steers Real Estate Securities Fund, Inc.

Cohen & Steers Privacy Policy

Facts	What Does Cohen & Steers Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•

Social Security number and account balances

•

Transaction history and account transactions

•

Purchase history and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Cohen & Steers chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Cohen & Steers share?	Can you limit this sharing?

For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or reports to credit bureaus	Yes	No

For our marketing purposes— to offer our products and services to you	Yes	No

For joint marketing with other financial companies—	No	We don’t share

For our affiliates’ everyday business purposes— information about your transactions and experiences	No	We don’t share

For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share

For our affiliates to market to you—	No	We don’t share

For non-affiliates to market to you—	No	We don’t share

Questions? Call (800) 330-7348

Cohen & Steers Real Estate Securities Fund, Inc.

Cohen & Steers Privacy Policy—(Continued)

Who we are

Who is providing this notice?	Cohen & Steers Capital Management, Inc., Cohen & Steers Asia Limited, Cohen & Steers Japan Limited, Cohen & Steers UK Limited, Cohen & Steers Ireland Limited, Cohen & Steers Singapore Private Limited, Cohen & Steers Securities, LLC, Cohen & Steers Private Funds and Cohen & Steers Registered Funds (collectively, Cohen & Steers).

What we do

How does Cohen & Steers protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to your information to those employees who need it to perform their jobs, and also require companies that provide services on our behalf to protect your information.

How does Cohen & Steers collect my personal information?

We collect your personal information, for example, when you:

•

Open an account or buy securities from us

•

Provide account information or give us your contact information

•

Make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes—information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for non-affiliates to market to you

State law and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with affiliates.

Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Cohen & Steers does not share with non-affiliates.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. • Cohen & Steers does not jointly market.

Cohen & Steers Real Estate Securities Fund, Inc.

Cohen & Steers Open-End Mutual Funds

COHEN & STEERS REALTY SHARES

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSJAX, CSJCX, CSJIX, CSRSX, CSJRX, CSJZX

COHEN & STEERS

REAL ESTATE SECURITIES FUND

•	Designed for investors seeking total return, investing primarily in U.S. real estate securities

•	Symbols: CSEIX, CSCIX, CREFX, CSDIX, CIRRX, CSZIX

COHEN & STEERS

INSTITUTIONAL REALTY SHARES

•	Designed for institutional investors seeking total return, investing primarily in U.S. real estate securities

•	Symbol: CSRIX

COHEN & STEERS GLOBAL REALTY SHARES

•	Designed for investors seeking total return, investing primarily in global real estate equity securities

•	Symbols: CSFAX, CSFCX, CSSPX, GRSRX, CSFZX

COHEN & STEERS

INTERNATIONAL REALTY FUND

•	Designed for investors seeking total return, investing primarily in international (non-U.S.) real estate securities

•	Symbols: IRFAX, IRFCX, IRFIX, IRFRX, IRFZX

COHEN & STEERS REAL ASSETS FUND

•	Designed for investors seeking total return and the maximization of real returns during inflationary environments by investing primarily in real assets

•	Symbols: RAPAX, RAPCX, RAPIX, RAPRX, RAPZX

COHEN & STEERS

PREFERRED SECURITIES AND INCOME FUND

•	Designed for investors seeking total return (high current income and capital appreciation), investing primarily in preferred and debt securities issued by U.S. and non-U.S. companies

•	Symbols: CPXAX, CPXCX, CPXFX, CPXIX, CPRRX, CPXZX

COHEN & STEERS

SHORT DURATION PREFERRED AND INCOME FUND

•	Designed for investors seeking high current income and capital preservation by investing in short-duration preferred and other income securities issued by U.S. and non-U.S. companies

•	Symbols: LPXAX, LPXCX, LPXFX, LPXIX, LPXRX, LPXZX

COHEN & STEERS

GLOBAL INFRASTRUCTURE FUND

•	Designed for investors seeking total return, investing primarily in global infrastructure securities

•	Symbols: CSUAX, CSUCX, CSUIX, CSURX, CSUZX

Distributed by Cohen & Steers Securities, LLC.

Please consider the investment objectives, risks, charges and expenses of any Cohen & Steers U.S. registered open-end fund carefully before investing. A summary prospectus and prospectus containing this and other information can be obtained by calling (800) 330-7348 or by visiting cohenandsteers.com. Please read the summary prospectus and prospectus carefully before investing.

Cohen & Steers Real Estate Securities Fund, Inc.

OFFICERS AND DIRECTORS

Joseph M. Harvey

Director and Chair

Adam M. Derechin

Director

Michael G. Clark

Director

George Grossman

Director

Dean A. Junkans

Director

Gerald J. Maginnis

Director

Jane F. Magpiong

Director

Daphne L. Richards

Director

Ramona Rogers-Windsor

Director

James Giallanza

President and Chief Executive Officer

Albert Laskaj

Chief Financial Officer

Steven Frank

Treasurer

Dana A. DeVivo

Secretary and Chief Legal Officer

Nargis Hilal

Chief Compliance Officer

and Vice President

Yigal D. Jhirad

Vice President

Jason A. Yablon

Vice President

Mathew Kirschner

Vice President

KEY INFORMATION

Investment Advisor and Administrator

Cohen & Steers Capital Management, Inc.

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

(212) 832-3232

Co-administrator and Custodian

State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Transfer Agent

SS&C GIDS, Inc.

1055 Broadway

Kansas City, MO 64105

(800) 437-9912

Legal Counsel

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Distributor

Cohen & Steers Securities, LLC

1166 Avenue of the Americas, 30th Floor

New York, NY 10036

Nasdaq Symbol:	Class A—CSEIX
Class C—CSCIX
Class F—CREFX
Class I—CSDIX
Class R—CIRRX
Class Z—CSZIX

Website: cohenandsteers.com

This report is authorized for delivery only to shareholders of Cohen & Steers Real Estate Securities Fund, Inc. unless accompanied or preceded by the delivery of a currently effective prospectus setting forth details of the Fund. Performance data quoted represent past performance. Past performance is no guarantee of future results and your investment may be worth more or less at the time you sell your shares.

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Semi-Annual Financial Statements and Additional Information June 30, 2026

Cohen & Steers

Real Estate

Securities Fund

If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, you can call (800) 330-7348.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

CSEIXSAR

(b)	Included in paragraph (a) above.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors implemented after the Registrant last provided disclosure in response to this Item.

Item 16. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

By:	/s/ James Giallanza
Name: James Giallanza Title: Principal Executive Officer (President and Chief Executive Officer)

Date:	September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James Giallanza
Name: James Giallanza Title: Principal Executive Officer (President and Chief Executive Officer)

By:	/s/ Albert Laskaj
Name: Albert Laskaj Title: Principal Financial Officer (Chief Financial Officer)

Date:	September 3, 2026